OPERATING SEGMENT - Geographic information: Non-current operating assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographic information:
Non-current operating assets	Rp 133,402	Rp 117,319	Rp 106,511
Indonesia
Geographic information:
Non-current operating assets	130,169	114,948	105,116
Foreign countries
Geographic information:
Non-current operating assets	Rp 3,233	Rp 2,371	Rp 1,395